Contract assets and liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Contract assets | $	$ 1,344		$ 135
ZHEJIANG TIANLAN [Member]
Contract assets | ¥		¥ 75,638		¥ 66,644
Unbilled revenue
Contract assets | $	$ 1,344		$ 135
Unbilled revenue | ZHEJIANG TIANLAN [Member]
Contract assets | ¥		¥ 75,638		¥ 66,644